RESEARCH AND DEVELOPMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
RESEARCH AND DEVELOPMENT EXPENSES.
Schedule of research and development expenses

	Year Ended December 31,
	2020	2019	2018
	U.S. dollars in thousands
Payroll and related expenses	636	623	552
Professional services and consulting fees	1,752	2,345	2,297
Share-based payments	883	671	872
Clinical and pre-clinical trials	12,569	12,840	20,373
Intellectual property development	298	317	290
Other	353	623	478
	16,491	17,419	24,862